Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash	$ 819	$ 685
CAD
IfrsStatementLineItems [Line Items]
Cash	13
Other working capital (deficit) items - net	(190)
Non-current financial assets	0
Non-current financial liabilities	0
AR$
IfrsStatementLineItems [Line Items]
Cash	641
Other working capital (deficit) items - net	(2,574)
Non-current financial assets	638
Non-current financial liabilities	0
Euro
IfrsStatementLineItems [Line Items]
Cash	3
Other working capital (deficit) items - net	(340)
Non-current financial assets	0
Non-current financial liabilities	$ (109)